Cover	Jul. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 13, 2026
Entity File Number	000-10661
Entity Registrant Name	TriCo Bancshares
Entity Central Index Key	0000356171
Entity Tax Identification Number	94-2792841
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	63 Constitution Drive
Entity Address, City or Town	Chico
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95973
City Area Code	530
Local Phone Number	898-0300
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	TCBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false